EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

NOTE 24 — EARNINGS PER SHARE (EPS)

The following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2025
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	497,038	889,982	1,387,020
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	718,139,434	1,285,879,767

Earnings per share (in R$) — Basic	0.69	0.69

	2024
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	1,574,058	2,992,259	4,566,317
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,527,899	1,369,712,176

Earnings per share (in R$) — Basic	2.18	2.18

	2023
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	2,576,016	4,925,549	7,501,565
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,631,731	1,377,906,016

Earnings per share (in R$) — Basic	3.57	3.57

Diluted

	2025	2024	2023
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	889,982	2,992,259	4,925,549
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	2,152	6,853	13,627
	892,134	2,999,112	4,939,176

Net income allocated to common shareholders	497,038	1,574,058	2,576,016
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(2,152)	(6,853)	(13,627)
	494,886	1,567,205	2,562,389

Diluted denominator
Outstanding shares
Common Shares	718,139,434	720,527,899	720,527,899
Preferred Shares
Weighted-average number of preferred shares outstanding	1,285,879,767	1,369,712,176	1,377,906,016
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	8,713,373	9,139,396	11,159,835
Total	1,294,593,140	1,378,851,572	1,389,065,851

Earnings per share — Diluted (Common and Preferred Shares)	0.69	2.18	3.56

The Company does not have instruments that have not been included in the calculation of earnings per share because they are antidilutive.